Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of recognized compensation costs

	Years ended December 31,
(In thousands)	2022	2023	2024
Sales and marketing expenses	—	48	19
General and administrative expenses	6,855	8,113	1,768
Research and development expenses	1,329	1,515	666
Total	8,184	9,676	2,453

2020 Incentive Plan
Summary of restricted shares activities

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (USD)
Unvested as of January 1, 2022	25,884,375
Granted	2,200,000	0.31
Vested	(9,509,660)
Forfeited	(1,716,665)
Unvested as of December 31, 2022	16,858,050
Expected to vest as of December 31, 2022	12,643,538
Unvested as of January 1, 2023	16,858,050
Granted	12,485,750	0.36
Vested	(11,195,165)
Forfeited	(491,670)
Unvested as of December 31, 2023	17,656,965
Expected to vest as of December 31, 2023	13,242,724
Unvested as of January 1, 2024	17,656,965
Granted	3,764,500	0.32
Vested	(4,684,535)
Forfeited	(1,226,170)
Unvested as of December 31, 2024	15,510,760
Expected to vest as of December 31, 2024	11,633,070